Financial Instruments and Financial Risk Management (Details) - Schedule of Market Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income (loss) 10% increase [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	$ (2)	$ (6)
Restricted short term bank deposits	(6)	(6)
Other receivables	(2)
Lease liability	8	15
Trade payables	2	2
Other payables	30	26
Total NIS-linked balances	30	31
Cash and cash equivalents	(116)	(10)
Short term bank deposits	(373)	(455)
Trade receivables	(14)
Loans from related party	89	86
Total USD- linked balances	(414)	(379)
Total	(384)	(348)
Income (loss) 5% increase [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	(1)	(3)
Restricted short term bank deposits	(3)	(3)
Other receivables	(1)
Lease liability	4	8
Trade payables	1	1
Other payables	16	13
Total NIS-linked balances	16	16
Cash and cash equivalents	(61)	(5)
Short term bank deposits	(195)	(238)
Trade receivables	(8)
Loans from related party	46	45
Total USD- linked balances	(218)	(198)
Total	(202)	(182)
Value on financial position [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	23	71
Restricted short term bank deposits	63	63
Other receivables	23	4
Lease liability	(87)	(166)
Trade payables	(21)	(25)
Other payables	(334)	(282)
Total NIS-linked balances	(333)	(335)
Cash and cash equivalents	1,278	110
Short term bank deposits	4,102	5,000
Trade receivables	158
Loans from related party	(974)	(941)
Total USD- linked balances	4,406	4,169
Total	4,073	3,834
Income (loss) 5% decrease [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	1	4
Restricted short term bank deposits	3	3
Other receivables	1
Lease liability	(5)	(9)
Trade payables	(1)	(1)
Other payables	(18)	(15)
Total NIS-linked balances	(19)	(18)
Cash and cash equivalents	67	6
Short term bank deposits	216	263
Trade receivables	8
Loans from related party	(51)	(50)
Total USD- linked balances	240	219
Total	221	201
Income (loss) 10% decrease [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	3	8
Restricted short term bank deposits	7	7
Other receivables	3
Lease liability	(10)	(18)
Trade payables	(2)	(3)
Other payables	(37)	(31)
Total NIS-linked balances	(36)	(37)
Cash and cash equivalents	142	12
Short term bank deposits	456	556
Trade receivables	18
Loans from related party	(108)	(105)
Total USD- linked balances	508	463
Total	$ 472	$ 426